Unaudited Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non–Current Assets
Intangibles and goodwill	$ 32,331	$ 32,170
Right-of-use assets	14,035	16,580
Property, plant and equipment	106,827	113,406
Investment in sublease	11,526	11,421
Other non-current assets	798	497
Total Non-Current Assets	165,517	174,074
Current Assets
Inventories	85,971	89,965
Tax receivable	25,207	20,987
Trade and other receivables	39,569	55,977
Cash and cash equivalents	25,343	100,010
Total Current Assets	176,090	266,939
TOTAL ASSETS	341,607	441,013
Non-Current Liabilities
Debt due after more than one year	(70,904)	(366,479)
Government and other grants	(14,446)	(15,769)
Instrument Financing Agreement	(57,763)	(49,158)
Lease liabilities	(21,562)	(22,303)
Stock warrants	(172)	(339)
Deferred tax liabilities	(260)	(542)
Total Non-Current Liabilities	(165,107)	(454,590)
Current Liabilities
Debt due within one year	(301,444)	(76)
Government and other grants	(14,163)	(16,296)
Trade and other payables	(65,993)	(66,277)
Lease liabilities due within one year	(8,847)	(9,149)
Total Current Liabilities	(390,447)	(91,798)
Equity
Share capital and share premium	(858,429)	(858,085)
Foreign currency translation reserve	5,055	(20,026)
Other reserves	(105,585)	(105,585)
Accumulated deficit	1,172,788	1,088,804
Total equity attributable to equity holders of the parent	213,829	105,108
Non-controlling interests	(118)	(267)
Total Equity	213,947	105,375
TOTAL EQUITY AND LIABILITIES	$ (341,607)	$ (441,013)